Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Common Stock		Class B Common Stock		Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2021		$ 799,499	[1]	$ 612,720	[1]	$ 14,600,143	$ 538,750	$ (9,364,684)	$ 226,865	$ 7,413,293
Balance (in Shares) at Jun. 30, 2021	[1]	4,996,874		3,829,500
Employee common share options						54,171				54,171
Net income for the year								2,569,810		2,569,810
Appropriation to statutory reserve							85,347	(85,347)
Effect of termination of the VIE						(155,101)		(205,249)		(360,350)
Foreign currency translation adjustment									817,991	817,991
Balance at Jun. 30, 2022		$ 799,499	[1]	$ 612,720	[1]	14,499,213	624,097	(7,085,470)	1,044,856	10,494,915
Balance (in Shares) at Jun. 30, 2022	[1]	4,996,874		3,829,500
Employee common share options						102,783				102,783
Net income for the year								1,751,170		1,751,170
Foreign currency translation adjustment									(1,238,224)	(1,238,224)
Issuance of new shares		$ 240,000	[1]			4,193,552				4,433,552
Issuance of new shares (in Shares)		1,500,000	[1]
Balance at Jun. 30, 2023		$ 1,039,499		$ 612,720		$ 18,795,548	$ 624,097	$ (5,334,300)	$ (193,368)	$ 15,544,196
Balance (in Shares) at Jun. 30, 2023		6,496,874	[1]	3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 26, 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.